Foreign currency assets and liabilities (Tables)	12 Months Ended
Jun. 30, 2020
Foreign Currency Assets and Liabilities [Abstract]
Schedule of book amounts of foreign currency assets and liabilities

Item / Currency (1)	Amount (2)	Peso exchange rate (3)	Total as of 06.30.20	Total as of 06.30.19
Assets
Trade and other receivables
US Dollar	43	70.260	3,015	2,448
Euros	11	78.867	881	197
Receivables with related parties:
US Dollar	4	70.460	311	239
Total trade and other receivables			4,207	2,884
Investments in financial assets
US Dollar	51	70.260	3,603	4,811
Pounds	1	86.896	78	69
Investments with related parties:
US Dollar	17	70.460	1,212	1,622
Total investments in financial assets			4,893	6,502
Derivative financial instruments
US Dollar	-	70.260	-	17
Total Derivative financial instruments			-	17
Cash and cash equivalents
US Dollar	185	70.260	13,018	16,575
Euros	20	78.867	1,547	103
Total cash and cash equivalents			14,565	16,678
Total Assets			23,665	26,081

Liabilities
Trade and other payables
US Dollar	187	70.460	13,191	10,496
Euros	3	87.360	305	51
Payables to related parties:
US Dollar	-	70.460	-	20
Total Trade and other payables			13,496	10,567
Borrowings
US Dollar	865	70.460	60,926	51,680
Euros	-	-	-	-
Borrowings with related parties
US Dollar	5	70.460	352	865
Total Borrowings			61,278	52,545
Derivative financial instruments
US Dollar	1	70.460	95	39
Total derivative financial instruments			95	39
Lease liabilities
US Dollar	1	70.460	8	-
Total lease liabilities			8	-
Total Liabilities			74,877	63,151

(1)	Stated in millions of units in foreign currency. Considering foreign currencies those that differ from each Group's functional currency at each year-end.
(2)	Exchange rate as of June 30, of each year according to Banco Nación Argentina records.
(3)	The Group uses derivative instruments as complement in order to reduce its exposure to exchange rate movements (see Note 14).